Joint Arrangements	12 Months Ended
Dec. 31, 2017
JOINT ARRANGEMENTS
JOINT ARRANGEMENTS

30. JOINT ARRANGEMENTS

Joint Operations

The company's material joint operations as at December 31 are set out below:

Material Joint Operations	Principal Activity	Country of Incorporation and Principal Place of Business	Ownership % 2017	Ownership % 2016

Oil Sands

Operated by Suncor:

Fort Hills Energy Limited Partnership	Oil sands development	Canada	53.06	50.80

Non-operated:

Syncrude	Oil sands development	Canada	53.74	53.74

Exploration and Production

Operated by Suncor:

Terra Nova	Oil and gas production	Canada	37.68	37.68

Non-operated:

White Rose and the White Rose Extensions	Oil and gas production	Canada	26.13-27.50	26.13-27.50

Hibernia and the Hibernia South Extension Unit	Oil and gas production	Canada	19.19-20.00	19.13-20.00

Hebron	Oil and gas production	Canada	21.03	21.03

Harouge Oil Operations	Oil and gas production	Libya	49.00	49.00

Buzzard	Oil and gas production	United Kingdom	29.89	29.89

Golden Eagle Area Development	Oil and gas production	United Kingdom	26.69	26.69

North Sea Rosebank Project	Oil and gas production	United Kingdom	30.00	30.00

Oda	Oil and gas production	Norway	30.00	30.00

Joint Ventures and Associates

The company does not have any joint ventures or associates that are considered individually material. Summarized aggregate financial information of the joint ventures and associates, which are all included in the company's Refining and Marketing operations, are shown below:

	Joint ventures		Associates

($ millions)	2017	2016	2017	2016

Net earnings (loss)	1	1	(3)	(3)

Other comprehensive income	—	—	—	—

Total comprehensive income (loss)	1	1	(3)	(3)

Carrying amount as at December 31	51	45	89	93